BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Exchange rates (Details)	6 Months Ended
	Jun. 30, 2026 € / £ $ / £ ¥ / £	Jun. 30, 2025 $ / £ € / £ ¥ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.34	1.3
Period-end rates | $ / £	1.32	1.37
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.15	1.19
Period-end rates | € / £	1.16	1.17
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	9.24	9.42
Period-end rates | ¥ / £	8.98	9.82